JPMorgan International Dynamic ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 5.4%
BHP Group Ltd.	9,046	381,294
QBE Insurance Group Ltd.	16,235	281,592
Regis Resources Ltd.	30,212	129,465
Rio Tinto Ltd.	1,911	227,757
Rio Tinto plc	2,819	273,921
Telstra Group Ltd.	40,913	144,438
		1,438,467
Belgium — 1.4%
UCB SA	979	251,294
Umicore SA	4,306	107,477
		358,771
Denmark — 1.6%
Carlsberg A/S, Class B	2,810	413,786
France — 7.8%
Arkema SA	1,784	121,513
Capgemini SE	1,911	227,143
Engie SA	13,690	426,733
Pernod Ricard SA	2,308	179,870
Safran SA	1,238	486,511
Societe Generale SA	4,655	437,554
SPIE SA	3,473	186,781
		2,066,105
Germany — 10.1%
Allianz SE (Registered)	1,362	678,416
Bilfinger SE	1,390	132,934
Continental AG	2,469	205,330
Deutsche Boerse AG	1,041	313,567
Deutsche Post AG	4,164	278,163
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	493	296,145
Nordex SE *	3,939	175,993
RWE AG	3,682	242,213
Siemens Energy AG	2,147	366,800
		2,689,561
Hong Kong — 3.1%
Cathay Pacific Airways Ltd.	79,000	146,969
DFI Retail Group Holdings Ltd.	32,700	129,287
Hong Kong Exchanges & Clearing Ltd.	3,900	203,201
Techtronic Industries Co. Ltd.	12,000	201,600
WH Group Ltd. (a)	130,500	140,414
		821,471
Israel — 1.3%
Harel Insurance Investments & Financial Services Ltd.	2,200	126,121
Teva Pharmaceutical Industries Ltd., ADR *	6,031	211,145
		337,266
Italy — 2.6%
UniCredit SpA	3,950	372,532
Unipol Assicurazioni SpA	10,424	326,162
		698,694

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — 23.3%
Advantest Corp.	1,900	375,406
Asics Corp.	8,000	235,876
Astellas Pharma, Inc.	14,400	197,781
Credit Saison Co. Ltd.	5,000	141,636
Daishi Hokuetsu Financial Group, Inc.	4,700	67,515
Fast Retailing Co. Ltd.	600	293,802
Hoya Corp.	1,400	214,084
ITOCHU Corp.	16,900	212,088
Japan Tobacco, Inc.	6,500	289,815
Kandenko Co. Ltd.	4,400	146,353
Kanematsu Corp.	14,100	184,049
Kao Corp.	9,700	199,394
Kinden Corp.	1,600	70,413
Kioxia Holdings Corp. *	300	83,621
Kubota Corp.	12,900	218,855
Mitsubishi UFJ Financial Group, Inc.	23,700	529,375
MS&AD Insurance Group Holdings, Inc.	6,400	197,015
ORIX Corp.	6,700	270,408
Otsuka Holdings Co. Ltd.	2,900	201,084
Recruit Holdings Co. Ltd.	4,600	363,772
Ryohin Keikaku Co. Ltd.	7,700	201,973
Seiko Group Corp.	5,000	244,466
SoftBank Group Corp.	2,600	80,983
Sony Group Corp.	18,100	422,977
Sumitomo Corp.	16,400	170,231
Tokyo Century Corp.	11,800	192,825
Tokyo Electron Ltd.	800	267,470
Yamato Kogyo Co. Ltd.	1,500	126,276
		6,199,543
Netherlands — 10.8%
ABN AMRO Bank NV, CVA (a)	5,524	249,892
ASM International NV	312	288,958
ASML Holding NV	614	1,011,838
ASR Nederland NV	2,848	232,844
Euronext NV (a)	1,366	249,768
ING Groep NV	11,282	396,467
Koninklijke Ahold Delhaize NV	5,938	235,277
SBM Offshore NV	5,618	209,809
		2,874,853
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	6,407	153,235
Singapore — 2.2%
DBS Group Holdings Ltd.	5,200	300,023
Hong Leong Asia Ltd.	49,500	110,740
STMicroelectronics NV	3,417	182,531
		593,294
Spain — 3.2%
Banco Santander SA	45,158	642,249
Indra Sistemas SA	3,071	201,908
		844,157

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — 0.9%
Telia Co. AB	53,130	246,215
Switzerland — 5.9%
Accelleron Industries AG	1,251	113,261
Cie Financiere Richemont SA (Registered)	1,822	430,615
Galderma Group AG	1,195	260,046
Nestle SA (Registered)	5,796	579,317
Temenos AG (Registered)	2,211	183,921
		1,567,160
United Kingdom — 14.4%
Balfour Beatty plc	17,639	205,631
Barclays plc	55,469	381,268
British American Tobacco plc	6,277	380,769
CK Hutchison Holdings Ltd.	21,000	196,755
Frontier Developments plc *	24,269	142,437
GSK plc	14,116	367,056
Halma plc	3,626	173,240
HSBC Holdings plc	7,812	166,359
NatWest Group plc	47,084	444,126
Next plc	1,714	343,242
Rolls-Royce Holdings plc	24,790	494,552
Sage Group plc (The)	16,708	220,094
SSE plc	9,375	296,189
		3,811,718
United States — 4.6%
InterContinental Hotels Group plc	1,483	239,811
Sanofi SA	4,753	409,289
Shell plc	12,270	561,619
		1,210,719
Total Common Stocks (Cost $25,636,960)		26,325,015
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c) (Cost $137,556)	137,556	137,569
Total Investments — 99.7% (Cost $25,774,516)		26,462,584
Other Assets in Excess of Liabilities — 0.3%		90,697
NET ASSETS — 100.0%		26,553,281

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.1%
Semiconductors & Semiconductor Equipment	8.4
Insurance	8.1
Pharmaceuticals	7.2
Metals & Mining	4.3
Aerospace & Defense	3.7
Textiles, Apparel & Luxury Goods	3.4
Capital Markets	2.9
Food Products	2.7
Tobacco	2.5
Electrical Equipment	2.5
Beverages	2.2
Trading Companies & Distributors	2.1
Oil, Gas & Consumable Fuels	2.1
Broadline Retail	2.1
Machinery	2.0
Financial Services	1.7
IT Services	1.6
Multi-Utilities	1.6
Household Durables	1.6
Construction & Engineering	1.6
Software	1.5
Diversified Telecommunication Services	1.5
Health Care Equipment & Supplies	1.4
Consumer Staples Distribution & Retail	1.4
Professional Services	1.4
Commercial Services & Supplies	1.2
Electric Utilities	1.1
Specialty Retail	1.1
Air Freight & Logistics	1.1
Others (each less than 1.0%)	8.4
Short-Term Investments	0.5

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	1	09/18/2026	USD	159,265	3,873

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,438,467	$—	$1,438,467
Belgium	—	358,771	—	358,771
Denmark	—	413,786	—	413,786
France	—	2,066,105	—	2,066,105
Germany	—	2,689,561	—	2,689,561
Hong Kong	—	821,471	—	821,471
Israel	211,145	126,121	—	337,266
Italy	—	698,694	—	698,694

JPMorgan International Dynamic ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$6,199,543	$—	$6,199,543
Netherlands	235,277	2,639,576	—	2,874,853
New Zealand	—	153,235	—	153,235
Singapore	—	593,294	—	593,294
Spain	—	844,157	—	844,157
Sweden	—	246,215	—	246,215
Switzerland	—	1,567,160	—	1,567,160
United Kingdom	—	3,811,718	—	3,811,718
United States	—	1,210,719	—	1,210,719
Total Common Stocks	446,422	25,878,593	—	26,325,015
Short-Term Investments
Investment Companies	137,569	—	—	137,569
Total Investments in Securities	$583,991	$25,878,593	$—	$26,462,584
Appreciation in Other Financial Instruments
Futures Contracts	$3,873	$—	$—	$3,873
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at January 27, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c)	$—	$1,325,766	$1,188,226	$15	$14	$137,569	137,556	$609	$—

(a)	Commencement of operations was January 27, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.